Segment Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Information [Abstract]
Number of reportable segment (in Segment) | Segment	2
Segments description	The CODM primarily evaluates the performance of the operating segments based on segment net income (loss). The Company generally does not allocate assets to its segments as the CODM does not use such information to allocate resources or assess the performance of the operating segments.
Share-based compensation	$ 4,766,783	$ 129,446
Depreciation and amortization	$ 1,000,937	$ 830,207	$ 517,074